Fair Value of Securities Available For Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 47,588	$ 43,931
Gross Unrealized Gains	464	1,012
Gross Unrealized Losses	(88)	(5)
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value	21,430	9,041
Gross Unrealized Gains	29	42
Gross Unrealized Losses	(67)
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value	2,909	12,926
Gross Unrealized Gains	72	482
Gross Unrealized Losses		(3)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value	22,975	21,665
Gross Unrealized Gains	338	477
Gross Unrealized Losses	(20)	(1)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Fair Value	37	25
Gross Unrealized Gains	22	10
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value	237	274
Gross Unrealized Gains	3	1
Gross Unrealized Losses	$ (1)	$ (1)